DWS High Income Fund Expense Example, No Redemption - DWS High Income Fund	Jan. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 545
Expense Example, No Redemption, 3 Years	748
Expense Example, No Redemption, 5 Years	967
Expense Example, No Redemption, 10 Years	1,597
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	176
Expense Example, No Redemption, 3 Years	558
Expense Example, No Redemption, 5 Years	964
Expense Example, No Redemption, 10 Years	1,887
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	238
Expense Example, No Redemption, 5 Years	415
Expense Example, No Redemption, 10 Years	928
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	$ 954